Leases	12 Months Ended
Mar. 31, 2018
Leases [Abstract]
Leases

16. Leases

The Company leases office facilities and land use rights under operating lease agreements. Minimum lease payments under operating leases are recognized on a straightline basis over the term of the lease. Rent expense for operating leases for the years ended March 31, 2016, 2017 and 2018 was INR 70,039, INR 172,528 and INR 206,497 (US$ 3,171), respectively.

Future minimum lease payments under non-cancellable operating leases as of March 31, 2018 are:

Year ended March 31,	Amount (INR)	US$
Fiscal 2019	170,059	2,612
Fiscal 2020	172,374	2,647
Fiscal 2021	108,405	1,665
Fiscal 2022	87,524	1,344
Fiscal 2023	90,817	1,395
Thereafter	3,461,243	53,160

Total	4,090,422	62,823